Consolidated Statements of Financial Position - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Current Assets
Cash and cash equivalents	$ 319,057	$ 1,073,574
Other receivables	168,672	117,718
Prepaid expenses and deposits	137,515	176,189
Total Current Assets	625,244	1,367,481
Non-Current Assets
Exploration and evaluation assets	16,874,234	14,861,032
Property, plant and equipment	104,432,710	104,207,866
Total Non-Current Assets	121,306,944	119,068,898
Total Assets	121,932,188	120,436,379
Current Liabilities
Accounts payable	387,451	399,220
Accrued liabilities	408,701	412,149
Deferred flow-through share premium	52,157	49,467
Total Current Liabilities	848,309	860,836
Non-Current Liabilities
Convertible redeemable preferred shares	3,354,750	2,646,000
Derivative liabilities	109,821	314,833
Site closure and reclamation provisions	303,600	303,600
Total Non-current Liabilities	3,768,171	3,264,433
Total Liabilities	4,616,480	4,125,269
Shareholders Equity
Share Capital	173,600,797	169,593,205
Reserve for Warrants	4,329,430	4,258,213
Reserve for Share Based Payments	17,130,110	16,955,411
Reserve for Brokers' Compensation Warrants	286,000	294,166
Accumulated Deficit	(78,030,629)	(74,789,885)
Total Shareholders Equity	117,315,708	116,311,110
Total Liabilities and Shareholders Equity	$ 121,932,188	$ 120,436,379